Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
March 31, 2024
VIPEM-NPRT1-0524
1.864819.116
Common Stocks - 94.2%
	Shares	Value ($)
Australia - 1.1%
Paladin Energy Ltd. (Australia) (a)	13,316,257	11,888,228
Brazil - 2.5%
Localiza Rent a Car SA	3,859	42,072
Suzano SA	1,347,700	17,192,217
XP, Inc. Class A	389,800	10,002,268
TOTAL BRAZIL		27,236,557
Canada - 2.6%
Barrick Gold Corp.	1,709,200	28,441,088
Chile - 2.3%
Antofagasta PLC	983,200	25,302,886
China - 30.3%
Alibaba Group Holding Ltd.	2,894,000	26,169,962
China Life Insurance Co. Ltd. (H Shares)	23,564,863	28,270,971
Haier Smart Home Co. Ltd. (A Shares)	9,444,797	32,776,464
Hansoh Pharmaceutical Group Co. Ltd. (b)	9,078,000	17,954,419
Industrial & Commercial Bank of China Ltd. (H Shares)	47,464,635	23,857,334
Kweichow Moutai Co. Ltd. (A Shares)	90,100	21,214,579
Meituan Class B (a)(b)	2,100,060	25,923,339
New Oriental Education & Technology Group, Inc. (a)	2,731,100	23,869,432
PDD Holdings, Inc. ADR (a)	118,600	13,787,250
Shangri-La Asia Ltd.	11,096,000	6,946,607
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,477,800	12,316,022
Tencent Holdings Ltd.	2,197,205	85,581,011
Tsingtao Brewery Co. Ltd. (H Shares)	1,579,000	10,853,620
TOTAL CHINA		329,521,010
Greece - 2.6%
National Bank of Greece SA (a)	3,571,300	27,956,621
Hong Kong - 0.9%
Pacific Basin Shipping Ltd.	32,522,000	9,390,655
Hungary - 1.8%
Richter Gedeon PLC	750,941	19,050,313
India - 10.7%
Axis Bank Ltd.	1,205,800	15,144,175
Bharat Heavy Electricals Ltd.	3,826,400	11,348,937
HDFC Bank Ltd.	971,815	16,950,817
ICICI Bank Ltd.	1,268,300	16,725,451
Larsen & Toubro Ltd.	338,908	15,298,914
Shree Cement Ltd.	34,101	10,503,911
Solar Industries India Ltd.	172,085	18,124,448
Zomato Ltd. (a)	5,681,918	12,409,252
TOTAL INDIA		116,505,905
Korea (South) - 12.8%
Hyundai Mipo Dockyard Co. Ltd. (a)	201,135	9,358,443
Hyundai Motor Co. Ltd.	82,720	14,524,968
Korea Aerospace Industries Ltd.	581,720	21,722,052
Samsung Biologics Co. Ltd. (a)(b)	17,080	10,541,179
Samsung Electronics Co. Ltd.	1,389,010	83,152,067
TOTAL KOREA (SOUTH)		139,298,709
Mexico - 2.1%
Grupo Financiero Banorte S.A.B. de CV Series O	1,089,168	11,555,028
Wal-Mart de Mexico SA de CV Series V	2,695,900	10,865,006
TOTAL MEXICO		22,420,034
Peru - 1.9%
Credicorp Ltd. (United States)	123,500	20,924,605
Poland - 1.4%
Powszechna Kasa Oszczednosci Bank SA	1,023,643	15,207,414
Russia - 1.1%
LUKOIL PJSC sponsored ADR (a)(c)	437,463	7,261,886
Sberbank of Russia sponsored ADR (a)(c)	1,813,510	32,280
Yandex NV Series A (a)(c)	446,500	5,036,520
TOTAL RUSSIA		12,330,686
South Africa - 3.9%
FirstRand Ltd. (d)	4,864,500	15,854,572
Impala Platinum Holdings Ltd.	2,908,116	12,014,064
MTN Group Ltd. (d)	2,899,119	14,348,649
TOTAL SOUTH AFRICA		42,217,285
Taiwan - 16.2%
Asia Vital Components Co. Ltd.	730,000	12,363,602
ECLAT Textile Co. Ltd.	1,186,000	20,271,921
HIWIN Technologies Corp.	1,879,967	16,389,938
Taiwan Semiconductor Manufacturing Co. Ltd.	4,586,175	109,872,546
Yageo Corp.	934,292	17,341,711
TOTAL TAIWAN		176,239,718
TOTAL COMMON STOCKS (Cost $928,332,973)		1,023,931,714

Nonconvertible Preferred Stocks - 4.5%
	Shares	Value ($)
Brazil - 4.5%
Gerdau SA sponsored ADR	3,311,800	14,638,156
Itau Unibanco Holding SA	2,287,250	15,797,412
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,177,847	17,915,053

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,145,134)		48,350,621

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	23,243,643	23,248,292
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	17,453,809	17,455,554
TOTAL MONEY MARKET FUNDS (Cost $40,703,846)		40,703,846

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,005,181,953)	1,112,986,181
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(25,591,815)
NET ASSETS - 100.0%	1,087,394,366

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,418,937 or 5.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,235,287	107,404,796	86,391,791	275,766	-	-	23,248,292	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	17,887,008	431,454	7,760	-	-	17,455,554	0.1%
Total	2,235,287	125,291,804	86,823,245	283,526	-	-	40,703,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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